General Information, Organization and Principal Activities - Schedule of Wholly-Owned Subsidiary (Details)	12 Months Ended
Dec. 31, 2025
Shanghai Youerlan Information Technology Co., Ltd. (“Shanghai Youerlan”) [Member]
Schedule of Wholly-Owned Subsidiary [Line Items]
Date of Incorporation	Jul. 10, 2014
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Provision of employee management service, HR recruitment service
Wuhu Lanfu Internet Technology Co., Ltd. [Member]
Schedule of Wholly-Owned Subsidiary [Line Items]
Date of Incorporation	Dec. 13, 2019
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Provision of employee management service, HR recruitment service
Hubei Youlife External Service Information Technology Co., Ltd. [Member]
Schedule of Wholly-Owned Subsidiary [Line Items]
Date of Incorporation	Aug. 25, 2020
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Provision of employee management service, HR recruitment service
Shanghai Lanyu Cloud Software Development Co., Ltd. [Member]
Schedule of Wholly-Owned Subsidiary [Line Items]
Date of Incorporation	Dec. 08, 2023
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Provision of market service
Anqing Bicai Property Management Co., Ltd. [Member]
Schedule of Wholly-Owned Subsidiary [Line Items]
Date of Incorporation	Jan. 12, 2023
Place of Incorporation	PRC
Percentage of Effective Ownership	51.00%
Principal Activities	Provision of employee management service, HR recruitment service
Zhejiang Youlan International Holding Co., Ltd. [Member]
Schedule of Wholly-Owned Subsidiary [Line Items]
Date of Incorporation	Apr. 04, 2023
Place of Incorporation	PRC
Percentage of Effective Ownership	100.00%
Principal Activities	Provision of employee management service, HR recruitment service
Youlife Technology Limited [Member]
Schedule of Wholly-Owned Subsidiary [Line Items]
Date of Incorporation	Mar. 27, 2019
Place of Incorporation	Hong Kong
Percentage of Effective Ownership	100.00%
Principal Activities	Investment holding